SUBSEQUENT EVENTS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands																		1 Months Ended		7 Months Ended	12 Months Ended
	Jun. 15, 2021	Mar. 26, 2021 USD ($)	Mar. 26, 2021 CNY (¥)	Mar. 16, 2021 USD ($)	Jan. 25, 2021 shares	Dec. 16, 2020 USD ($)	Sep. 23, 2020 USD ($) company entity	Sep. 23, 2020 CNY (¥) company entity	Jul. 15, 2020 employee person	Jul. 01, 2020 USD ($)	May 11, 2020 USD ($)	Apr. 15, 2020 item	Mar. 17, 2020 CNY (¥) shares	Mar. 12, 2020 CNY (¥)	Jan. 17, 2020 USD ($) $ / shares	Jan. 17, 2020 USD ($) $ / shares shares	Jan. 14, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 item	Apr. 15, 2021 USD ($)	Dec. 31, 2020 item	Dec. 30, 2020 item	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Aug. 31, 2020 ¥ / shares	Apr. 02, 2020 USD ($)	Jan. 01, 2020 item	Dec. 31, 2019 CNY (¥)
Subsequent Event [Line Items]
Net revenue																				¥ 250	$ 434,505,000	¥ 3,024,934	¥ 840,695
Costs and expenses																				¥ 56,457	895,897,000	6,237,049	¥ 2,438,701
Reversal of other expense																					600.0	3,854
Reversal of other receivable in connection with refundable withholding tax																			$ 3,174,000		3,174,000												¥ 22,100
Reversal of other payable																					11,288,000	78,583
Restricted Group
Subsequent Event [Line Items]
RSA extension term (in years)				30 days
Number of business days required prior written notice to object the extension				5 days
Restructuring Support Agreement
Subsequent Event [Line Items]
Cash consideration principle amount				$ 1,000,000
Restructuring Support Agreement | Restricted Group
Subsequent Event [Line Items]
American depository shares value				$ 60,000
American depository shares percentage				6.00%
UCAR Inc
Subsequent Event [Line Items]
Closing price of shares (in US dollars per share) | ¥ / shares																														¥ 0.99
Fabrication of Transactions
Subsequent Event [Line Items]
Net revenue																					310,000,000	2,120,000
Costs and expenses																					200,000,000	¥ 1,340,000
Kingstown Capital Management
Subsequent Event [Line Items]
Sought value for losses from Company																					22,000,000
Bequai | U.S. Opt Out Claims
Subsequent Event [Line Items]
Sought value for losses from Company																					25,000,000
Lai Ye
Subsequent Event [Line Items]
Sought value for losses from Company																					4,000,000
Nuveen Winslow Large-Cap Growth ESG Fund
Subsequent Event [Line Items]
Sought value for losses from Company																					$ 100,000,000
Class A ordinary shares
Subsequent Event [Line Items]
Issuance of shares (in shares) | shares																			19,753,888		327,129,412	327,129,412
Proceeds from issuance of shares																					$ 647,607,000	¥ 4,508,507
Subsequent event
Subsequent Event [Line Items]
Sought value for losses from Company																		$ 155,000,000
Percentage of principal and accrued and unpaid interest on Notes which will automatically become immediately due and payable									100.00%
Number of other employees terminated | employee									12
Number of employees subjected to other disciplinary actions | person									15
Number of trust investments | item												2
Settlement of civil money penalty amount to SEC						$ 180,000,000
Period in which loss to be paid						42 months
Aggregate fine							$ 8,762,000	¥ 61,000
Number of entities of the Group | entity							2	2
Number of PRC subsidiaries whose revised tax filings have been accepted | item																																56
Number of companies to which demand letters are sent | company							37	37
Subsequent event | Equity Incentive Plan 2021
Subsequent Event [Line Items]
Term of Plan					10 years
Subsequent event | Memorandum
Subsequent Event [Line Items]
Number of SPCE units ordered | item																											2,720
Subsequent event | Memorandum | Minimum
Subsequent Event [Line Items]
Number of SPCE units can be purchased | item																								15,000
Number of SPCE units can be ordered and delivered | item																										10,000
Subsequent event | Restructuring Support Agreement | Restricted Group
Subsequent Event [Line Items]
Holding percentage of Restricted Group in the amount of Notes	94.00%
Cash in amount				$ 320,000
Cash consideration percentage				32.00%
Amount of equity				$ 50,000,000
Subsequent event | Restructuring Support Agreement | Minimum | Restricted Group
Subsequent Event [Line Items]
Percentage of expected recovery in the par value of Notes				91.00%
Subsequent event | Restructuring Support Agreement | Maximum | Restricted Group
Subsequent Event [Line Items]
Percentage of expected recovery in the par value of Notes				96.00%
Subsequent event | Xiamen Trust
Subsequent Event [Line Items]
Annual rate of return for Trustors														6.10%
Contractual annual rate of return														7.20%
Subsequent event | UCAR Inc
Subsequent Event [Line Items]
Leasehold improvements payable																												$ 5,257,000	¥ 36,599
Subsequent event | Bank of New York Mellon
Subsequent Event [Line Items]
Amount paid										$ 7,483,000
Amount of withholding tax										$ 3,143,000
Subsequent event | Joy Capital | Investment Agreement
Subsequent Event [Line Items]
Investment in Senior Preferred Shares																									$ 10,000,000
Subsequent event | Centurium And Joy Capital | Investment Agreement
Subsequent Event [Line Items]
Additional investment in Senior Preferred Shares																									150,000,000
Subsequent event | Xiamen Trust
Subsequent Event [Line Items]
Period of investment from establishment date														12 months
Investment amount | ¥														¥ 600,000
Subsequent event | Luckin China | Xiamen Trust
Subsequent Event [Line Items]
Investment amount | ¥														590,000
Maximum value of assets to freeze upon injunction order		$ 241,000	¥ 1,676
Subsequent event | Luckin China | Yunnan Trust
Subsequent Event [Line Items]
Investment amount | ¥													¥ 550,000
Subsequent event | Meifu Jiaye | Xiamen Trust
Subsequent Event [Line Items]
Investment amount | ¥														¥ 10,000
Subsequent event | Meifu Jiaye | Yunnan Trust
Subsequent Event [Line Items]
Investment amount | ¥													¥ 50,000
Subsequent event | Yunnan Trust
Subsequent Event [Line Items]
Period of investment from establishment date													24 months
Investment amount | ¥													¥ 600,000
Subsequent event | Yunnan Trust | Yousheng Information
Subsequent Event [Line Items]
Equity interest supposed to be invested													46.15%
Subsequent event | Yousheng Information | Yunnan Trust | UCAR Inc
Subsequent Event [Line Items]
Shares pledged | shares													40,360,000
Subsequent event | Yousheng Development
Subsequent Event [Line Items]
Registered capital | ¥													¥ 5,000
Subsequent event | Yousheng Development | Yousheng Information
Subsequent Event [Line Items]
Percent of equity interests held													53.85%
Subsequent event | Yousheng Development | Yunnan Trust
Subsequent Event [Line Items]
Annual rate of return for Trustors													6.50%
Contractual annual rate of return													7.10%
Subsequent event | Fabrication of Transactions
Subsequent Event [Line Items]
Asserted losses																															$ 240,000,000
Subsequent event | Cayman Bondholder Action
Subsequent Event [Line Items]
Sought value for losses from Company																		$ 155,000,000
Subsequent event | Hong Kong Bondholder Action
Subsequent Event [Line Items]
Maximum value of assets to freeze upon injunction order											$ 160,000,000
Subsequent event | Convertible senior notes | Centurium Capital | Investment Agreement
Subsequent Event [Line Items]
Investment in Senior Preferred Shares																									240,000,000
Subsequent event | Convertible senior notes due 2025
Subsequent Event [Line Items]
Aggregate principal amount															$ 60,000,000	$ 60,000,000	$ 400,000,000
Net proceeds from Notes Offering															$ 449,654,000
Subsequent event | New Notes A | Restructuring Support Agreement | Restricted Group
Subsequent Event [Line Items]
Cash consideration percentage				23.00%
Cash consideration principle amount				$ 230,000
Cash consideration recovery percentage				9.00%
American depository shares value				$ 230,000
Maximum replacement of Notes				$ 100,000
Subsequent event | New Notes B | Restructuring Support Agreement | Restricted Group
Subsequent Event [Line Items]
Cash consideration percentage				30.00%
Cash consideration principle amount				$ 300,000
Cash consideration recovery percentage				9.00%
Percentage of guarantee recovery on Equity Conversion Amount				150.00%
Additional recovery (in percent)				5.00%
Subsequent event | 0.75% Convertible Senior Notes due 2025 | Investment Agreement
Subsequent Event [Line Items]
Aggregate principal amount																									$ 460,000,000
Interest rate (as percent)																									0.75%
Subsequent event | ADSs
Subsequent Event [Line Items]
Issuance of shares (in shares) | shares																1,350,000	9,000,000
Issue price per share (in US dollars per share) | $ / shares															$ 42.00	$ 42.00	$ 42.00
Proceeds from issuance of shares																$ 54,715,000	$ 364,770,000
Subsequent event | ADSs | Equity Incentive Plan 2021
Subsequent Event [Line Items]
Maximum number of shares authorized | shares					27,846,154
Subsequent event | Class A ordinary shares
Subsequent Event [Line Items]
Number of Class A ordinary shares represented by each ADS																	8
Subsequent event | Class A ordinary shares | Equity Incentive Plan 2021
Subsequent Event [Line Items]
Maximum number of shares authorized | shares					222,769,232